Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Clifford Capital Partners Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Institutional Class Shares
Trading Symbol	CLIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Partners Fund, Institutional Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/partners-fund-institutional/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/partners-fund-institutional/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Institutional Class Shares	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 21.66%.• In comparison, the Russell 3000® Index returned 35.19% and the Russell 3000® Value index returned 27.65% during the same period.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials.• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	10 Year
Clifford Capital Partners Fund, Institutional Class	21.66%	9.45%	9.06%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 3000® Value Index	27.65%	10.61%	9.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 123,962,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 888,267
Investment Company, Portfolio Turnover	47.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$123,962
Number of Holdings	33
Total Advisory Fee Paid	$888,267
Portfolio Turnover Rate	47.10%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Fidelity National Information Services, Inc.	4.13%
Dolby Laboratories, Inc.	4.00%
Vodafone Group plc	3.88%
RTX Corp.	3.84%
Pitney Bowes, Inc.	3.78%
Solventum Corp.	3.76%
Glacier Bancorp, Inc.	3.62%
3M Co.	3.59%
Kenvue, Inc.	3.57%
NCR Atleos Corp.	3.46%

Clifford Capital Partners Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Investor Class Shares
Trading Symbol	CLFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Partners Fund, Investor Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/partners-fund-investor/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/partners-fund-investor/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Investor Class Shares	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 21.35%.• In comparison, the Russell 3000® Index returned 35.19% and the Russell 3000® Value index returned 27.65% during the same period.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials.• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	10 Year
Clifford Capital Partners Fund, Investor Class	21.35%	9.16%	8.81%
Russell 3000® Index	35.19%	15.26%	12.83%
Russell 3000® Value Index	27.65%	10.61%	9.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 123,962,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 888,267
Investment Company, Portfolio Turnover	47.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$123,962
Number of Holdings	33
Total Advisory Fee Paid	$888,267
Portfolio Turnover Rate	47.10%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Fidelity National Information Services, Inc.	4.13%
Dolby Laboratories, Inc.	4.00%
Vodafone Group plc	3.88%
RTX Corp.	3.84%
Pitney Bowes, Inc.	3.78%
Solventum Corp.	3.76%
Glacier Bancorp, Inc.	3.62%
3M Co.	3.59%
Kenvue, Inc.	3.57%
NCR Atleos Corp.	3.46%

Clifford Capital Partners Fund (Super Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Super Institutional Class Shares
Trading Symbol	CLIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Clifford Capital Partners Fund, Super Institutional Class Shares for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/partners-fund-superinstitutional/. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	cliffordcap.com/partners-fund-superinstitutional/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Clifford Capital Partners Fund - Super Institutional Class Shares	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the year ended September 30, 2024, the Fund returned 21.73%.• In comparison, the Russell 3000® Index returned 35.19% and the Russell 3000® Value index returned 27.65% during the same period.

What key factors affected the Fund's performance?

• U.S. stocks rose strongly, especially companies with higher growth rates and those exposed to generative artificial intelligence, which drove outperformance in several large companies. • The Fund did not gain as much as the broad U.S. market, driven mostly by underperformance in its Technology, Consumer Staples, Communication Services and Materials stocks, partially offset by outperformance in Industrials and Financials.• The Fund’s focus on investing in companies with lower valuations and lower growth profiles detracted from the Fund’s performance relative to the broad market. • Additionally, the momentum factor—buying stocks that have increased the most over the past year—was very strong, which adversely affected the Fund’s performance versus the broad market, given that the Fund’s investment process is often the opposite of momentum investing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Clifford Capital Partners Fund, Super Institutional Class	21.73%	9.58%
Russell 3000® Index	35.19%	15.31%
Russell 3000® Value Index	27.65%	10.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 123,962,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 888,267
Investment Company, Portfolio Turnover	47.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Net Assets (Thousands)	$123,962
Number of Holdings	33
Total Advisory Fee Paid	$888,267
Portfolio Turnover Rate	47.10%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Fidelity National Information Services, Inc.	4.13%
Dolby Laboratories, Inc.	4.00%
Vodafone Group plc	3.88%
RTX Corp.	3.84%
Pitney Bowes, Inc.	3.78%
Solventum Corp.	3.76%
Glacier Bancorp, Inc.	3.62%
3M Co.	3.59%
Kenvue, Inc.	3.57%
NCR Atleos Corp.	3.46%